Income Taxes - Schedule of Changes in Valuation Allowance for Deferred Tax Assets Related Primarily to Increase in Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Valuation allowance as of beginning of year	$ (11,882)	$ (3,503)
Decreases recorded as benefit to income tax provision	604
Increases recorded to income tax provision	(44,166)	(7,827)	$ (3,855)
Effect of foreign currency translation	4,163	(552)	352
Valuation allowance as of end of year	$ (51,281)	$ (11,882)	$ (3,503)